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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08365

Evergreen Select Fixed IncomeTrust

(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

           (Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Intermediate Municipal Bond Fund, for the quarter ended August 31, 2007. This one series has a May 31 fiscal year end.

Date of reporting period: August 31, 2007

Item 1 – Schedule of Investments

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 94.1%
AIRPORT 1.7%
Denver, CO City & Cnty. Arpt. Sys. RB, Rental Car Proj., Ser. A, 5.00%, 11/15/2019, (Insd. by XL Capital Assurance, Inc.)	$5,000,000	$5,204,800
Denver, CO City & Cnty. Arpt. Sys. RRB, Ser. A, 5.00%, 11/15/2020, (Insd. by AMBAC)	2,700,000	2,797,227

		8,002,027

CONTINUING CARE RETIREMENT COMMUNITY 0.4%
Massachusetts Dev. Fin. Agcy. RB, Neville Communities Home Proj., Ser. A, 6.00%, 06/20/2044, (Insd. by GNMA)	1,750,000	1,890,893

EDUCATION 3.9%
New York Dorm. Auth. RB:
Peekskill City Sch. Dist., 4.50%, 10/01/2020	2,465000	2,488,220
Univ. of Rochester:
Ser. A-1:
5.00%, 07/01/2022	2,965,000	3,081,376
5.00%, 07/01/2023	2,750,000	2,851,557
Ser. B, 5.00%, 07/01/2025	1,110,000	1,145,021
Rio Grande City, TX Independent Construction Sch. Dist. Bldg. RB, 5.00%, 08/15/2021	1,090,000	1,129,785
University of California RB, Ser. F, 4.75%, 05/15/2020, (Insd. by FSA)	7,400,000	7,561,468

		18,257,427

GENERAL OBLIGATION – LOCAL 30.4%
Anaheim, CA Unified Sch. Dist. Refunding GO, 4.50%, 08/01/2020, (Insd. by FSA)	1,000,000	1,006,590
Bexar Cnty., TX GO, Flood Control Tax, 5.25%, 06/15/2021, (Insd. by FSA) #	1,990,000	2,104,624
Brookhaven, NY Open Space Preservation GO, 4.25%, 11/01/2022, (Insd. by MBIA)	3,345,000	3,271,611
California Southwestern Cmnty. College Dist. GO, Election of 2000 Proj., 4.50%, 08/01/2019, (Insd. by MBIA)	1,000,000	1,016,970
Chippewa Valley, MI Sch. Refunding GO, 4.50%, 05/01/2021	1,000,000	1,000,690
Clark Cnty., NV GO:
4.75%, 11/01/2020	2,350,000	2,403,509
4.75%, 11/01/2021	8,600,000	8,764,776
Clarkston, MI Cmnty. Sch. Refunding GO, 4.75%, 05/01/2021, (Insd. by MBIA)	4,080,000	4,166,986
Clint, TX, Independent Sch. Dist. Bldg. GO, Ser. A, 5.00%, 08/15/2022, (Gtd. by PSF)	1,395,000	1,445,904
Columbus, OH Various Purposes Ltd. Tax GO, Ser. B, 4.00%, 12/15/2021, (Insd. by FGIC)	1,990,000	1,893,923
Crowley, TX Independent Sch. Dist. Refunding GO, 4.75%, 08/01/2019, (Gtd. by PSF)	1,170,000	1,195,038
Davenport, IA GO, Ser. A, 4.375%, 06/01/2020, (Insd. by FGIC)	1,055,000	1,054,430
Del Mar, TX College Dist. GO, 5.00%, 08/15/2021, (Insd. by MBIA)	2,035,000	2,106,490
Edingburg, TX Refunding GO, 5.00%, 03/01/2020, (Insd. by AMBAC)	2,835,000	2,950,470
Forney, TX GO, 5.25%, 02/15/2022, (Insd. by FSA) #	1,690,000	1,792,042
Forney, TX Independent Sch. Dist. Bldg. GO, Ser. A:
5.00%, 08/15/2020, (Gtd. by PSF)	2,100,000	2,192,043
5.00%, 08/15/2021, (Gtd. by PSF)	2,125,000	2,209,469
5.00%, 08/15/2022, (Gtd. by PSF)	2,080,000	2,155,899
Garland, TX Refunding GO, 5.00%, 02/15/2021	4,605,000	4,791,456
Grant Cnty., WA Sch. Dist. No. 161 GO, Moses Lake, 5.00%, 12/01/2022, (Insd. by MBIA)	1,900,000	1,966,595
Harris Cnty., TX Flood Ctl. Dist. Refunding GO, Ser. A, 5.25%, 10/01/2021	9,260,000	9,735,964
Houston, TX Independent Sch. Dist. GO, 4.50%, 02/15/2020	5,955,000	5,958,156
Imlay City, MI Cmnty. Sch. Dist. Refunding GO:
4.75%, 05/01/2020, (Insd. by MBIA)	2,075,000	2,126,750
4.75%, 05/01/2021, (Insd. by MBIA)	1,140,000	1,164,305
Los Angeles, CA Univ. Sch. Dist. Refunding GO, Ser. B, 4.75%, 07/01/2019, (Insd. by FSA)	7,000,000	7,236,880
Loudoun Cnty., VA Pub. Impt. GO, Ser. B, 5.00%, 12/01/2018	7,000,000	7,535,220
Magnolia, TX Independent Sch. Dist. GO, 5.00%, 08/15/2019	1,500,000	1,564,335
Mandan, ND Pub. Sch. Dist. No. 1 GO:
4.25%, 05/01/2018	1,000,000	1,004,310
4.25%, 05/01/2019	1,170,000	1,167,485
Middleton-Cross Plains, WI Area Sch. Dist. GO, 4.25%, 04/01/2018	1,000,000	996,430

1

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Mission City, TX Independent Sch. Dist. Bldg. GO:
5.00%, 02/15/2020	$1,585,000	$1,645,832
5.00%, 02/15/2021	1,665,000	1,722,975
New York, NY Refunding GO:
Ser. C, 5.00%, 01/01/2022	4,675,000	4,844,048
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA) ‡	10,000,000	10,149,600
Ser. H, 5.00%, 08/01/2021	11,110,000	11,483,296
Northeast Texas Independent Sch. Dist. Bldg. GO, Ser. A, 5.00%, 08/01/2021, (Gtd. by PSF)	3,000,000	3,126,120
Northwest Texas Independent Sch. Dist. Refunding GO, 4.50%, 02/15/2021	1,500,000	1,485,045
Oyster Bay, NY Pub. Impt. GO, 4.25%, 08/15/2021, (Insd. by CIFG Svcs., Inc.)	2,470,000	2,434,160
Palomar, CA Cmnty. College Dist. GO, Election of 2006, Ser. A, 5.00%, 05/01/2023, (Insd. by FSA)	4,025,000	4,200,369
Plano, TX Independent Sch. Dist. GO, 4.50%, 02/15/2020, (Insd. by PSF)	2,550,000	2,545,129
Spring, TX Independent Sch. Dist. GO, 4.10%, 08/15/2020, (Insd. by MBIA)	2,690,000	2,577,773
Victoria, TX Independent Sch. Dist. Refunding GO, 5.00%, 02/15/2020	1,810,000	1,872,536
Waco, TX GO, 4.25%, 02/01/2021, (Insd. by XL Capital Assurance, Inc.)	1,245,000	1,204,836
Washington Cnty., MN Capital Impt. Plan GO, Ser. A, 5.00%, 02/01/2021	2,495,000	2,622,370

		139,893,439

GENERAL OBLIGATION – STATE 8.9%
Alabama GO, Ser. A, 4.50%, 02/01/2020	2,000,000	2,015,000
California Refunding GO:
5.00%, 03/01/2021	5,700,000	5,861,424
5.00%, 08/01/2021	1,000,000	1,034,120
5.25%, 02/01/2020	4,500,000	4,687,650
5.25%, 02/01/2021	9,525,000	9,892,093
Illinois GO:
4.25%, 09/01/2018, (Insd. by FSA)	2,500,000	2,500,500
4.50%, 09/01/2020, (Insd. by FSA)	8,000,000	8,042,720
Washington Refunding GO:
Motor Vehicle Fuel Tax, Ser. R-2004D, 4.50%, 01/01/2019, (Insd. by MBIA)	5,200,000	5,239,624
Ser. R-C, 4.50%, 01/01/2018, (Insd. by MBIA)	1,600,000	1,621,040

		40,894,171

HOSPITAL 1.2%
Mississippi Hosp. Equipment & Facs. Auth. RB, Baptist Hlth. Sys., Ser. A, 5.00%, 08/15/2018	2,040,000	2,067,112
New Jersey Hlth. Care Facs. Fin. Auth. RRB, Atlantic City Med. Ctr., 6.00%, 07/01/2012	3,000,000	3,195,030

		5,262,142

HOUSING 2.4%
California Dept. of Veteran Affairs Home Purchase RRB, Ser. A, 4.35%, 12/01/2020	1,200,000	1,165,308
Indiana Hsg. & CDA RB, Ser. C-1, 4.55%, 01/01/2020, (Insd. by FNMA & GNMA)	2,000,000	2,004,840
Minnesota HFA SFHRB, Ser. B, 6.20%, 01/01/2021	1,035,000	1,054,023
Mississippi Home Corp. SFHRB, Ser. H, 6.70%, 12/01/2029, (Insd. by FNMA & GNMA)	1,890,000	1,954,279
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by FNMA & GNMA)	900,000	922,356
7.50%, 03/01/2031, (Insd. by FNMA & GNMA)	160,000	167,440
New Hampshire HFA SFHRB, Ser. D, 6.15%, 07/01/2029	185,000	187,844
New Mexico Mtge. Fin. Auth. SFHRB, Ser. A, 7.10%, 09/01/2030, (Insd. by FHLMC, FNMA & GNMA)	275,000	281,369
Ohio HFA RB, Residential Mtge. Program, 5.625%, 03/01/2032, (Insd. by GNMA)	2,665,000	2,751,346
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by FNMA & GNMA)	415,000	430,724

		10,919,529

INDUSTRIAL DEVELOPMENT REVENUE 1.1%
Ohio Water Dev. Auth. PCRB, Water Quality Proj., Ser. B, 4.50%, 12/01/2020	5,000,000	5,028,950

MISCELLANEOUS REVENUE 2.4%
Garden State Preservation Trust RB, 2005 Open Space & Farmland Proj., Ser. A, 5.80%, 11/01/2021, (Insd. by FSA)	10,000,000	11,155,300

2

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER 1.1%
Energy Northwest Washington RRB, Wind Proj., 4.75%, 07/01/2021, (Insd. by MBIA)	$1,600,000	$1,613,840
Long Island, NY Power Auth. Elec. Sys. RRB, Ser. E, 5.00%, 12/01/2022	3,500,000	3,633,665

		5,247,505

PRE-REFUNDED 10.3%
Cincinnati, OH City Sch. Dist. GO, Classroom Facs. Construction & Impt., 5.00%, 12/01/2025, (Insd. by FSA)	10,660,000	11,365,052
Heartland Consumer Power Dist. RB, 7.00%, 01/01/2016	3,845,000	4,280,562
IIllinois Hlth. Facs. Auth. RB, Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	3,275,000	4,009,026
Texas Natl. Research Laboratory Commission Fin. Corp. Lease RB, Superconducting Super Collider Proj., 6.95%, 12/01/2012	13,260,000	14,374,370
University of Hawaii Univ. Sys. RB, Ser. A, 5.50%, 07/15/2029, (Insd. by FGIC)	12,405,000	13,397,276

		47,426,286

SALES TAX 6.7%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.25%, 01/01/2016	3,000,000	3,185,400
5.25%, 01/01/2017	5,000,000	5,274,800
5.25%, 01/01/2018	10,500,000	11,035,395
5.25%, 01/01/2019	4,000,000	4,185,920
Massachusetts Bay Trans. Auth. Sales Tax RB, Ser. C, 5.00%, 07/01/2034	5,000,000	5,376,600
San Francisco, CA Bay Area Rapid Trans. Dist. Sales Tax RRB, Ser. A, 4.125%, 07/01/2021	1,755,000	1,684,537

		30,742,652

SPECIAL TAX 2.0%
New York, NY TFA RB, Future Tax, Ser. B, 5.25%, 08/01/2020	8,600,000	9,137,844

TRANSPORTATION 18.1%
Harris Cnty., TX Toll Road RB, Ser. A, 4.75%, 08/15/2022, (Insd. by MBIA)	1,625,000	1,643,883
Illinois Toll Hwy. Auth. RB:
Ser. A, 5.00%, 01/01/2021, (Insd. by FSA)	12,140,000	12,609,332
Ser. A-1, 5.00%, 01/01/2023, (Insd. by FSA) #	5,000,000	5,183,950
Metropolitan New York Trans. Auth. RB:
Ser. A:
5.00%, 11/15/2020	13,585,000	14,195,646
5.00%, 11/15/2021	6,510,000	6,772,613
Ser. B, 5.00%, 11/15/2024	3,700,000	3,821,027
New Jersey Trans. Auth. Sys. RB, Ser. A, 5.25%, 12/15/2020, (Insd. by FSA)	9,400,000	10,266,304
New Jersey Trans. Auth. Sys. RRB, Ser. A, 5.25%, 12/15/2020	10,000,000	10,774,500
New York Tollway Auth. Second Gen. Hwy. & Bridge Funding RB, Ser. A, 5.00%, 04/01/2020	5,650,000	5,944,139
New York Triborough Bridge & Tunnel Auth. RB, Ser. A, 5.00%, 11/15/2022	5,000,000	5,227,450
South Carolina Trans. Infrastructure Bank RB, Ser. A, 5.00%, 10/01/2022, (Insd. by XL Capital Assurance, Inc.)	6,450,000	6,712,451

		83,151,295

UTILITY 0.6%
Denton, TX Util. Sys. RRB, 5.00%, 12/01/2020	2,670,000	2,775,919

WATER & SEWER 2.9%
Arizona Water Infrastructure Fin. Auth. RB, Ser. A, 5.00%, 10/01/2022	1,310,000	1,368,282
Beaumont, TX Waterworks & Sewer Sys. RRB, 5.00%, 09/01/2021	2,635,000	2,737,554
Des Moines, IA Water & Sewer RB:
4.125%, 12/01/2020, (Insd. by MBIA)	2,225,000	2,163,056
4.125%, 12/01/2021, (Insd. by MBIA)	2,850,000	2,744,123
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 4.75%, 12/01/2020, (Insd. by FGIC)	1,000,000	1,028,110
Sacramento Cnty., CA Water Fin. Auth. RB, Water Agcy. Zones 40 & 41, Ser. A, 5.00%, 06/01/2021	200,000	210,228
Santa Rosa, CA Wastewater RB, Ser. A, 5.00%, 09/01/2021, (Insd. by AMBAC)	2,800,000	2,946,328

		13,197,681

Total Municipal Obligations (cost $434,536,238)		432,983,060

3

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 6.0%
MUTUAL FUND SHARES 6.0%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.85% q ø ## (cost $27,676,962)	27,676,962	$27,676,962

Total Investments (cost $462,213,200) 100.1%		460,660,022
Other Assets and Liabilities (0.1%)		(438,258)

Net Assets 100.0%		$460,221,764

#	When-issued or delayed delivery security
‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of August 31, 2007:

New York	17.6%
Texas	17.2%
California	10.8%
New Jersey	7.7%
Illinois	7.0%
Alabama	5.6%
Ohio	4.6%
Hawaii	2.9%
Nevada	2.4%
Washington	2.3%
Arkansas	2.0%
Michigan	1.8%
Colorado	1.7%
Virginia	1.6%
Massachusetts	1.6%
South Carolina	1.5%
Iowa	1.3%
South Dakota	0.9%
Mississippi	0.9%
Minnesota	0.8%
North Dakota	0.5%
Indiana	0.4%
Arizona	0.3%
Missouri	0.2%
Wisconsin	0.2%
Oklahoma	0.1%
New Mexico	0.1%
Non-state specific	6.0%

100.0%

At August 31, 2007, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Oustanding	Interest Rate	Collateral for Floating-Rate Notes Oustanding

$5,000,000	0.09%	$10,149,600

On August 31, 2007, the aggregate cost of securities for federal income tax purposes was $462,213,200. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,789,594 and $3,342,772, respectively, with a net unrealized depreciation of $1,553,178.

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust
By:
Dennis H. Ferro,
Principal Executive Officer

Date: October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: October 30, 2007

By:
Kasey Phillips
Principal Financial Officer

Date: October 30, 2007